Schedule of Investments (unaudited) September 30, 2020	BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

CoreAlpha Bond Fund of Master Investment Portfolio	$1,759,741,601

Total Investments — 100.0% (Cost: $1,709,096,084)	1,759,741,601

Liabilities in Excess of Other Assets — (0.0)%	(461,986)

Net Assets — 100.0%	$1,759,279,615

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2020, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,759,741,601 and 93.3%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C, 2.71%, 08/18/22	$1,812	$1,827,195
Series 2017-3, Class C, 2.69%, 06/19/23	2,410	2,450,918
Series 2017-3, Class D, 3.18%, 07/18/23	1,270	1,310,866
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.83%), 0.97%, 06/25/34(a)	26	26,532
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.36%), 0.51%, 10/25/35(a)	28	28,050
Avant Loans Funding Trust(b)
Series 2019-A, Class A, 3.48%, 07/15/22	19	18,535
Series 2020-REV1, Class A, 2.17%, 05/15/29	8,630	8,603,354
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(b)	1,220	1,232,933
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 0.65%, 02/26/35(a)	120	114,203
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 0.43%, 04/25/24(a)	751	731,049
Conn’s Receivables Funding LLC(b)
Series 2018-A, Class A, 3.25%, 01/15/23	6	5,667
Series 2019-A, Class A, 3.40%, 10/16/23	699	700,433
Series 2019-B, Class A, 2.66%, 06/17/24	2,006	2,004,972
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(c)	40	42,174
Consumer Loan Underlying Bond CLUB Credit Trust(b)
Series 2019-HP1, Class A, 2.59%, 12/15/26	5,089	5,146,328
Series 2020-P1, Class A, 2.26%, 03/15/28	6,281	6,328,230
Consumer Loan Underlying Bond Credit Trust(b)
Series 2018-P2, Class A, 3.47%, 10/15/25	129	128,980
Series 2018-P3, Class A, 3.82%, 01/15/26	1,193	1,201,103
Series 2019-P1, Class A, 2.94%, 07/15/26	2,228	2,245,051
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 03/25/34(a)	17	16,680
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15%, 07/17/23(b)	1,645	1,650,753
Drive Auto Receivables Trust
Series 2016-BA, Class D, 4.53%, 08/15/23(b)	739	743,194
Series 2016-CA, Class D, 4.18%, 03/15/24(b)	637	648,566
Series 2017-1, Class D, 3.84%, 03/15/23	2,069	2,095,054
Series 2017-2, Class D, 3.49%, 09/15/23	808	818,091
Series 2017-3, Class D, 3.53%, 12/15/23(b)	5,821	5,915,815
Series 2017-AA, Class D, 4.16%, 05/15/24(b)	978	989,404
Series 2017-BA, Class D, 3.72%, 10/17/22(b)	686	688,836
Series 2018-1, Class D, 3.81%, 05/15/24	4,404	4,502,223
Series 2018-2, Class C, 3.63%, 08/15/24	899	903,562
Series 2018-2, Class D, 4.14%, 08/15/24	2,360	2,450,466
Series 2018-3, Class C, 3.72%, 09/16/24	1,114	1,124,056
Series 2018-3, Class D, 4.30%, 09/16/24	4,840	5,056,209
Series 2018-4, Class C, 3.66%, 11/15/24	3,857	3,905,244
Series 2018-4, Class D, 4.09%, 01/15/26	1,420	1,483,083
Series 2019-1, Class B, 3.41%, 06/15/23	4,873	4,896,138
Series 2019-1, Class C, 3.78%, 04/15/25	4,350	4,470,765
Series 2019-2, Class B, 3.17%, 11/15/23	425	430,540
Series 2019-2, Class C, 3.42%, 06/16/25	8,500	8,747,745
Series 2020-1, Class C, 2.36%, 03/16/26	7,240	7,418,223
Series 2020-2, Class A2A, 0.85%, 07/17/23	1,982	1,985,139

Security	Par (000)	Value

Asset-Backed Securities (continued)
Drive Auto Receivables Trust (continued)
Series 2020-2, Class A3, 0.83%, 05/15/24	$1,150	$1,155,160
Series 2020-2, Class B, 1.42%, 03/17/25	2,950	2,984,232
Series 2020-2, Class C, 2.28%, 08/17/26	1,890	1,943,533
DT Auto Owner Trust(b)
Series 2019-3A, Class C, 2.74%, 04/15/25	3,050	3,103,308
Series 2020-2A, Class A, 1.14%, 01/16/24	2,471	2,480,424
Enva LLC, Series 2019-A, Class A, 3.96%, 06/22/26(b)	925	927,555
Exeter Automobile Receivables Trust
Series 2018-4A, Class B, 3.64%, 11/15/22(b)	462	462,562
Series 2019-1A, Class B, 3.45%, 02/15/23(b)	3,817	3,836,013
Series 2020-1A, Class B, 2.26%, 04/15/24(b)	9,560	9,702,286
Series 2020-2A, 1.13%, 08/15/23(b)	9,394	9,423,676
Series 2020-3A, Class B, 0.79%, 09/16/24	4,340	4,341,795
Flagship Credit Auto Trust, Series 2016-3, Class C, 2.72%, 07/15/22(b)	1,137	1,139,119
Ford Credit Auto Owner Trust(b)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870	3,161,931
Series 2019-1, Class A, 3.52%, 07/15/30	450	492,005
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.95%), 1.09%, 02/25/35(a)	28	28,144
Marlette Funding Trust(b)
Series 2018-3A, Class B, 3.86%, 09/15/28	1,364	1,371,919
Series 2018-4A, Class A, 3.71%, 12/15/28	525	528,424
Series 2019-1A, Class A, 3.44%, 04/16/29	1,901	1,919,560
Series 2019-2A, Class A, 3.13%, 07/16/29	1,400	1,414,327
Series 2019-3A, Class A, 2.69%, 09/17/29	2,231	2,249,540
Series 2019-4A, Class A, 2.39%, 12/17/29	3,013	3,041,572
Series 2020-1A, Class A, 2.24%, 03/15/30	1,797	1,810,827
Series 2020-2A, 1.02%, 09/16/30	7,576	7,588,349
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)	5,690	6,094,468
Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.15%, 11/15/21(b)	2,213	2,217,009
Prosper Marketplace Issuance Trust(b)
Series 2019-1A, Class A, 3.54%, 04/15/25	37	36,679
Series 2019-2A, Class A, 3.20%, 09/15/25	336	336,101
Series 2019-3A, Class A, 3.19%, 07/15/25	1,699	1,706,718
Series 2019-4A, Class A, 2.48%, 02/17/26	1,133	1,137,717
Santander Drive Auto Receivables Trust
Series 2016-3, Class D, 2.80%, 08/15/22	3,113	3,135,683
Series 2017-2, Class D, 3.49%, 07/17/23	5,912	6,005,004
Series 2017-3, Class D, 3.20%, 11/15/23	8,000	8,183,245
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,402,003
Series 2019-3, Class B, 2.28%, 09/15/23	5,330	5,394,811
Series 2020-2, Class B, 0.96%, 11/15/24	1,520	1,524,998
Series 2020-2, Class C, 1.46%, 09/15/25	3,030	3,067,132
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 2.51%, 01/26/32(b)	4,790	5,074,169
SoFi Consumer Loan Program LLC(b)
Series 2016-1, Class A, 3.26%, 08/25/25	482	485,209
Series 2017-1, Class A, 3.28%, 01/26/26	174	174,363
Series 2017-3, Class A, 2.77%, 05/25/26	213	214,048
Series 2017-4, Class A, 2.50%, 05/26/26	72	72,777
Series 2017-6, Class A2, 2.82%, 11/25/26	279	281,304
SoFi Consumer Loan Program Trust,
Series 2018-1, Class A2, 3.14%, 02/25/27(b)	655	659,775

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(b)	$37	$37,571
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/33(b)	5,680	5,829,982
Upgrade Receivables Trust, Series 2019-2A, Class A, 2.77%, 10/15/25(b)	1,350	1,353,298
Upstart Securitization Trust(b)
Series 2019-3, Class A, 2.68%, 01/21/30	1,364	1,375,483
Series 2020-1, Class A, 2.32%, 04/22/30	5,624	5,665,361
Westlake Automobile Receivables Trust(b)
Series 2018-1A, Class D, 3.41%, 05/15/23	3,000	3,028,753
Series 2018-3A, Class B, 3.32%, 10/16/23	2,176	2,182,432
Series 2018-3A, Class C, 3.61%, 10/16/23	2,980	3,021,909
Series 2018-3A, Class D, 4.00%, 10/16/23	1,140	1,176,762
Series 2019-1A, Class B, 3.26%, 10/17/22	4,000	4,043,616
Series 2019-2A, Class B, 2.62%, 07/15/24	1,200	1,218,408
Series 2020-2A, Class B, 1.32%, 07/15/25	1,310	1,317,835
Series 2020-2A, Class C, 2.01%, 07/15/25	4,280	4,341,843

Total Asset-Backed Securities — 13.0% (Cost: $241,932,832)		245,989,086

	Shares

Common Stocks

Diversified Financial Services — 0.0%
HoldCo 2 NPV(d)	1,807,150	1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.5%
3M Co. 2.25%, 03/15/23(e)	$935	977,752
2.65%, 04/15/25	1,710	1,855,486
Boeing Co. 4.51%, 05/01/23	1,475	1,555,151
4.88%, 05/01/25	1,080	1,175,175
General Dynamics Corp., 3.25%, 04/01/25	1,130	1,251,078
General Electric Co., 3.63%, 05/01/30	495	512,629
Howmet Aerospace, Inc., 6.88%, 05/01/25	1,248	1,379,040
Lockheed Martin Corp. 1.85%, 06/15/30	195	202,976
2.80%, 06/15/50	60	63,063
Raytheon Co., 3.13%, 10/15/20	1,190	1,191,222
Raytheon Technologies Corp., 2.80%, 03/15/22(b)	275	283,535

		10,447,107

Auto Components — 0.1%
Aptiv Corp., 4.15%, 03/15/24	1,625	1,785,718
Lear Corp., 5.25%, 05/15/49	320	347,097

		2,132,815

Automobiles — 1.1%
American Honda Finance Corp., 1.20%, 07/08/25	900	906,750
Ford Motor Co., 5.29%, 12/08/46(e)	1,200	1,125,750

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC, 5.58%, 03/18/24	$1,200	$1,248,285
General Motors Financial Co. Inc., 2.90%, 02/26/25	1,335	1,375,811
General Motors Financial Co., Inc. 4.20%, 03/01/21	900	911,019
4.20%, 11/06/21	1,500	1,548,217
3.45%, 04/10/22	1,780	1,830,061
3.55%, 07/08/22	3,345	3,456,122
3.25%, 01/05/23	1,200	1,240,185
3.70%, 05/09/23	2,850	2,978,234
4.15%, 06/19/23	1,155	1,226,056
PACCAR Financial Corp. 1.90%, 02/07/23	1,900	1,963,552
0.80%, 06/08/23	170	171,202

		19,981,244

Banks — 3.4%
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(f)	605	627,807
Bank of Montreal, 2.05%, 11/01/22	2,565	2,651,001
Barclays Bank PLC 2.65%, 01/11/21	200	200,813
1.70%, 05/12/22	330	335,696
Canadian Imperial Bank of Commerce 0.95%, 06/23/23	2,020	2,038,160
2.25%, 01/28/25	1,960	2,067,195
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(f)	350	362,732
Citibank NA, 3.65%, 01/23/24	3,855	4,225,029
Credit Suisse AG, New York 2.80%, 04/08/22	1,280	1,325,478
1.00%, 05/05/23	2,170	2,192,743
Fifth Third Bancorp, 2.38%, 01/28/25	850	900,274
Fifth Third Bank, 1.80%, 01/30/23	485	498,432
First Republic Bank, (Secured Overnight Financing Rate + 0.62%), 1.91%, 02/12/24(f)	2,500	2,569,553
Huntington National Bank (The), 1.80%, 02/03/23(e)	2,330	2,394,654
ING Groep NV 3.15%, 03/29/22(e)	415	430,602
4.10%, 10/02/23	2,290	2,509,188
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	1,230	1,252,718
National Bank of Canada, 2.10%, 02/01/23	1,180	1,219,911
Royal Bank of Canada 1.95%, 01/17/23	2,105	2,177,444
1.60%, 04/17/23	940	964,665
2.25%, 11/01/24	1,750	1,854,974
1.15%, 06/10/25	8,410	8,527,472
Santander Holdings USA Inc., 3.45%, 06/02/25	1,930	2,063,946
Santander UK PLC, 3.75%, 11/15/21	1,340	1,387,178
Svenska Handelsbanken AB 2.45%, 03/30/21	800	808,610
3.90%, 11/20/23	2,700	2,979,657
Toronto-Dominion Bank, 2.65%, 06/12/24	3,300	3,530,751
Truist Bank, 2.80%, 05/17/22	200	207,747
Truist Financial Corp., 1.20%, 08/05/25	5,850	5,955,715
Wells Fargo & Co. 3.75%, 01/24/24	1,540	1,673,242
3.30%, 09/09/24	1,590	1,731,998
3.00%, 02/19/25	800	865,232

2

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank NA(f)
(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22(e)	$250	$253,933
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22	1,010	1,024,284
Westpac Banking Corp., 2.00%, 01/13/23(e)	500	518,315

		64,327,149

Beverages — 1.0%
Ball Corp., 2.88%, 08/15/30	320	316,400
Coca-Cola Co., 2.95%, 03/25/25	1,470	1,615,579
Constellation Brands, Inc., 3.75%, 05/01/50(e)	350	390,802
Diageo Capital PLC 2.13%, 10/24/24	4,280	4,538,107
2.00%, 04/29/30	4,255	4,388,409
2.13%, 04/29/32	750	783,289
Keurig Dr. Pepper, Inc., 3.55%, 05/25/21	3,015	3,075,425
PepsiCo, Inc. 2.85%, 02/24/26(e)	800	888,353
3.00%, 10/15/27(e)	1,190	1,344,373
3.45%, 10/06/46	15	17,388
3.38%, 07/29/49	955	1,102,996

		18,461,121

Biotechnology — 0.5%
Amgen, Inc. 2.65%, 05/11/22	820	848,304
3.63%, 05/22/24(e)	800	880,496
3.13%, 05/01/25	800	878,341
2.60%, 08/19/26	800	869,729
Gilead Sciences, Inc. 0.75%, 09/29/23	405	405,850
3.50%, 02/01/25(e)	400	442,851
2.60%, 10/01/40	285	283,393
2.80%, 10/01/50	195	192,707
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	4,995	4,889,006
Royalty Pharma PLC(b) 0.75%, 09/02/23	80	79,853
1.20%, 09/02/25	80	79,726

		9,850,256

Building Materials — 0.2%
Carrier Global Corp.(b) 1.92%, 02/15/23	215	221,214
2.24%, 02/15/25(e)	360	375,541
2.70%, 02/15/31	325	338,595
3.38%, 04/05/40	1,980	2,074,494
Masco Corp., 2.00%, 10/01/30	160	160,060
US Concrete, Inc., 5.13%, 03/01/29(b)	80	80,200

		3,250,104

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	630	687,666
Home Depot Inc. (The), 3.13%, 12/15/49	1,240	1,383,311
Home Depot, Inc., 5.40%, 09/15/40	200	284,518
Lowe’s Cos., Inc. 4.00%, 04/15/25	490	556,040
4.55%, 04/05/49	235	301,545
5.13%, 04/15/50	380	524,443

		3,737,523

Capital Markets — 0.8%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	1,017,251

Security	Par (000)	Value

Capital Markets (continued)
Ares Capital Corp. 4.20%, 06/10/24	$4,815	$5,015,776
3.25%, 07/15/25	3,070	3,040,958
Brookfield Finance LLC, 3.45%, 04/15/50	1,000	978,491
Brookfield Finance, Inc.
3.90%, 01/25/28	213	237,198
4.70%, 09/20/47	5	5,891
FS KKR Capital Corp. 4.63%, 07/15/24	950	960,875
4.13%, 02/01/25	680	675,735
Nomura Holdings, Inc., 2.65%, 01/16/25	2,940	3,096,085

		15,028,260

Chemicals — 1.6%
Air Products and Chemicals, Inc. 2.70%, 05/15/40	645	686,879
2.80%, 05/15/50	645	687,929
DuPont de Nemours, Inc., 3.77%, 11/15/20	3,920	3,936,087
Emerson Electric Co. 2.63%, 12/01/21	800	820,695
2.63%, 02/15/23	1,190	1,246,723
FMC Corp. 3.20%, 10/01/26	2,098	2,318,084
3.45%, 10/01/29(e)	1,980	2,205,123
International Flavors & Fragrances, Inc.(e) 3.20%, 05/01/23	1,590	1,656,744
4.45%, 09/26/28	100	117,359
Methanex Corp., 5.25%, 12/15/29(e)	725	716,844
RPM International, Inc., 3.75%, 03/15/27	1,000	1,099,650
Sherwin-Williams Co. 4.20%, 01/15/22	1,590	1,649,757
3.13%, 06/01/24	265	286,300
3.30%, 02/01/25	800	847,331
3.95%, 01/15/26	400	448,899
3.45%, 06/01/27	4,710	5,289,401
2.95%, 08/15/29	3,330	3,664,993
4.50%, 06/01/47	770	956,558
3.80%, 08/15/49	710	807,929
Sherwin-Williams Co. (The), 3.30%, 05/15/50	95	100,596

		29,543,881

Commercial Services & Supplies(b) — 0.0%
AMN Healthcare, Inc., 4.63%, 10/01/27(e)	130	133,250
Aviation Capital Group LLC, 6.75%, 04/06/21	300	305,814
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27	205	196,645

		635,709

Construction & Engineering — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23(e)	2,974	3,454,496
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	200	202,000

		3,656,496

Construction Materials — 0.0%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	135,717

Consumer Discretionary — 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(b)	1,350	1,566,075

Consumer Finance — 2.0%
American Express Co. 2.75%, 05/20/22	3,400	3,520,881

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
American Express Co. (continued)
2.50%, 08/01/22(e)	$1,000	$1,036,290
3.70%, 08/03/23	1,500	1,628,350
Capital One Financial Corp. 2.40%, 10/30/20	1,090	1,090,000
3.45%, 04/30/21	740	751,861
Equifax, Inc. 2.60%, 12/15/25	275	293,598
3.10%, 05/15/30	530	577,414
Global Payments, Inc. 4.00%, 06/01/23	1,400	1,516,846
3.20%, 08/15/29	205	223,602
IHS Markit Ltd. 4.13%, 08/01/23	1,244	1,352,850
4.75%, 08/01/28	2,105	2,504,087
4.25%, 05/01/29	40	46,403
Mastercard, Inc. 3.38%, 04/01/24	900	990,352
3.65%, 06/01/49	4,960	6,065,674
PayPal Holdings, Inc. 2.20%, 09/26/22	4,580	4,733,942
2.85%, 10/01/29	4,520	4,974,861
3.25%, 06/01/50	320	353,988
S&P Global, Inc. 2.95%, 01/22/27	685	766,339
2.50%, 12/01/29	965	1,050,647
2.30%, 08/15/60	1,310	1,186,763
Visa, Inc. 3.65%, 09/15/47	1,065	1,306,131
2.00%, 08/15/50	1,420	1,303,287

		37,274,166

Containers & Packaging — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28(b)	150	150,375

County/City/Special District/School District — 0.3%
VF Corp., 2.05%, 04/23/22	4,725	4,844,040

Diversified Financial Services — 6.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, 4.50%, 09/15/23	1,015	1,046,009
Air Lease Corp., 3.38%, 07/01/25	900	919,674
Aircastle Ltd., 4.25%, 06/15/26	1,985	1,835,887
Ally Financial, Inc. 3.05%, 06/05/23	290	301,345
1.45%, 10/02/23	565	564,374
Banco Santander SA 3.50%, 04/11/22	600	622,366
2.75%, 05/28/25	1,600	1,678,325
Bank of America Corp.(f)
(3 mo. LIBOR US + 0.63%), 3.50%, 05/17/22	1,395	1,421,154
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23	1,095	1,149,526
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(e)	3,400	3,682,142
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(e)	3,000	3,103,167
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30	175	202,789
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40	70	83,348
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	2,550	3,107,461
(Secured Overnight Financing Rate + 0.91%), 0.98%, 09/25/25	950	949,781
(Secured Overnight Financing Rate + 1.15%), 1.32%, 06/19/26	2,030	2,045,297

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp.(f) (continued)
(Secured Overnight Financing Rate + 1.93%), 2.68%, 06/19/41	$1,015	$1,036,398
Citigroup, Inc. 4.75%, 05/18/46	1,080	1,355,379
4.65%, 07/23/48	160	211,007
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(f)	1,600	1,650,944
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(f)	2,805	3,034,797
(Secured Overnight Financing Rate + 1.67%), 1.68%, 05/15/24(f)	800	819,535
(Secured Overnight Financing Rate + 2.11%), 2.57%, 06/03/31(f)	1,100	1,152,877
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26(f)	1,630	1,764,208
Clorox Co., 3.50%, 12/15/24	800	889,760
Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/21	2,030	2,064,000
3.80%, 09/15/22	670	708,958
3.80%, 06/09/23	300	322,747
Deutsche Bank AG, New York, (Secured Overnight Financing Rate + 2.16%), 2.22%, 09/18/24(f)	1,710	1,721,884
GE Capital International Funding Co., 4.42%, 11/15/35	810	855,003
Goldman Sachs Group, Inc. 2.35%, 11/15/21	1,600	1,603,667
3.00%, 04/26/22	2,000	2,028,886
3.50%, 04/01/25	2,470	2,726,065
3.75%, 05/22/25	2,300	2,556,226
3.75%, 02/25/26(e)	1,900	2,138,470
3.50%, 11/16/26	365	403,768
3.85%, 01/26/27	1,090	1,227,132
2.60%, 02/07/30(e)	6,060	6,405,388
3.80%, 03/15/30	2,010	2,329,706
6.75%, 10/01/37	500	726,464
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(f)	2,200	2,381,253
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(f)	550	641,417
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(f)	500	580,096
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(f)	680	830,199
Intercontinental Exchange, Inc. 0.70%, 06/15/23	2,920	2,927,463
4.25%, 09/21/48(e)	1,640	2,030,553
3.00%, 06/15/50	3,410	3,555,263
John Deere Capital Corp. 2.30%, 06/07/21(e)	3,195	3,237,313
2.60%, 03/07/24	750	801,894
JPMorgan Chase & Co. 4.25%, 10/15/20	1,770	1,772,513
3.25%, 09/23/22	780	824,444
3.20%, 01/25/23	1,380	1,466,910
3.38%, 05/01/23	5,400	5,761,560
3.63%, 05/13/24	400	441,528
3.13%, 01/23/25(e)	800	872,685
3.30%, 04/01/26	600	664,901
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(e)(f)	1,000	1,034,163
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)	600	644,496
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(f)	1,665	2,023,285
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(f)	610	653,513
Kimberly-Clark Corp. 2.40%, 06/01/23(e)	800	842,463

4

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Kimberly-Clark Corp. (continued) 2.88%, 02/07/50	$670	$745,523
Mitsubishi UFJ Financial Group, Inc., 2.05%, 07/17/30	2,420	2,446,149
Mizuho Financial Group, Inc.(f)
(3 mo. LIBOR US + 0.99%), 1.24%, 07/10/24	2,845	2,867,337
(3 mo. LIBOR US + 1.51%), 2.20%, 07/10/31	5,755	5,830,630
Morgan Stanley 5.75%, 01/25/21	2,220	2,257,934
2.63%, 11/17/21	1,195	1,224,851
2.75%, 05/19/22(e)	900	932,442
3.88%, 01/27/26	200	227,955
6.38%, 07/24/42	460	719,364
4.30%, 01/27/45	1,380	1,748,822
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(f)	1,840	2,180,408
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(f)	2,400	2,513,483
Nasdaq, Inc. 3.85%, 06/30/26	32	36,404
3.25%, 04/28/50	195	203,658
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(f)	290	297,527
ORIX Corp., 2.90%, 07/18/22(e)	405	419,232
Sumitomo Mitsui Financial Group, Inc. 2.35%, 01/15/25	1,325	1,395,684
1.47%, 07/08/25	6,129	6,241,712
2.13%, 07/08/30	1,550	1,572,810

		130,295,751

Diversified Telecommunication Services — 0.9%
AT&T, Inc. 2.63%, 12/01/22	800	833,328
4.05%, 12/15/23(e)	400	443,248
4.45%, 04/01/24(e)	1,280	1,429,733
4.85%, 03/01/39	1,185	1,429,765
3.10%, 02/01/43	1,445	1,409,372
4.80%, 06/15/44	390	464,810
3.30%, 02/01/52	765	725,081
3.50%, 02/01/61	655	623,679
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	5	7,769
Switch Ltd., 3.75%, 09/15/28(b)	865	873,650
Verizon Communications, Inc. 3.50%, 11/01/24	2,500	2,760,128
3.38%, 02/15/25	1,000	1,114,563
4.50%, 08/10/33	2,600	3,297,672
4.13%, 08/15/46(e)	430	530,528
4.86%, 08/21/46	875	1,194,810

		17,138,136

Education — 0.0%
Ford Foundation (The) 2.42%, 06/01/50	5	5,137
2.82%, 06/01/70	30	31,301
Georgetown University, 2.94%, 04/01/50	27	26,797
Northwestern University, 2.64%, 12/01/50	266	275,771
President and Fellows of Harvard College, 2.52%, 10/15/50	54	56,069

Security	Par (000)	Value

Education (continued)
University of Chicago (The) 2.76%, 04/01/45	$148	$151,258
2.55%, 04/01/50	157	156,572
Yale University, 2.40%, 04/15/50	272	278,211

		981,116

Electric Utilities — 4.8%
AEP Texas, Inc., 2.10%, 07/01/30	2,830	2,907,342
AEP Transmission Co. LLC, 3.15%, 09/15/49(e)	30	32,151
Alabama Power Co. 3.38%, 10/01/20	800	800,000
2.80%, 04/01/25	800	861,820
3.45%, 10/01/49	370	422,039
Ameren Corp., 2.50%, 09/15/24	65	68,843
Ameren Illinois Co., 3.25%, 03/15/50	130	146,254
Appalachian Power Co. 3.40%, 06/01/25	800	877,403
Series X, 3.30%, 06/01/27	1,190	1,308,570
Arizona Public Service Co. 3.15%, 05/15/25(e)	400	437,483
2.95%, 09/15/27	800	872,327
3.50%, 12/01/49	240	266,965
3.35%, 05/15/50	120	132,167
Avangrid, Inc., 3.80%, 06/01/29	600	694,286
Baltimore Gas & Electric Co. 3.35%, 07/01/23	2,390	2,550,564
2.40%, 08/15/26	800	867,955
4.25%, 09/15/48	225	285,313
2.90%, 06/15/50	170	173,389
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	640,975
CenterPoint Energy Houston Electric LLC,
Series Z, 2.40%, 09/01/26(e)	800	862,489
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	870,324
Commonwealth Edison Co. 2.55%, 06/15/26	800	870,331
3.70%, 08/15/28	2,200	2,557,669
2.20%, 03/01/30	500	535,295
4.00%, 03/01/49	90	111,070
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 03/15/36	1,000	1,367,615
Series A, 4.13%, 05/15/49	50	60,503
Series B, 3.13%, 11/15/27(e)	800	892,015
Consumers Energy Co., 3.38%, 08/15/23(e)	800	862,010
Dominion Energy, Inc., 3.90%, 10/01/25	500	568,018
DTE Electric Co., 3.65%, 03/15/24(e)	1,590	1,732,170
DTE Energy Co.
Series B, 2.60%, 06/15/22	495	510,659
Series D, 3.70%, 08/01/23(e)	835	902,670
Duke Energy Corp. 2.65%, 09/01/26	1,000	1,081,774
4.20%, 06/15/49	700	859,713
Duke Energy Florida LLC 3.80%, 07/15/28	1,365	1,598,658
1.75%, 06/15/30	780	792,134
Duke Energy Ohio, Inc. 2.13%, 06/01/30	350	367,396
4.30%, 02/01/49(e)	100	126,534
Duke Energy Progress LLC, 3.25%, 08/15/25(e)	1,590	1,772,258
Entergy Corp., 0.90%, 09/15/25	285	283,857

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Texas, Inc., 3.55%, 09/30/49(e)	$520	$584,817
Evergy Kansas Central, Inc. 2.55%, 07/01/26	800	867,068
3.45%, 04/15/50	130	147,329
Evergy Metro, Inc. 3.15%, 03/15/23	1,590	1,682,256
3.65%, 08/15/25	300	338,644
Evergy, Inc., 2.90%, 09/15/29	50	53,666
Eversource Energy
Series L, 2.90%, 10/01/24	1,530	1,655,978
Series M, 3.30%, 01/15/28	1,000	1,116,690
Exelon Corp., 5.15%, 12/01/20	360	360,000
Florida Power & Light Co. 2.75%, 06/01/23	1,590	1,671,020
3.25%, 06/01/24	800	867,472
4.05%, 10/01/44(e)	500	630,025
3.15%, 10/01/49	40	45,408
Georgia Power Co., 3.25%, 04/01/26	800	886,829
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23	1,190	1,254,709
Interstate Power & Light Co., 3.25%, 12/01/24	800	877,204
Interstate Power and Light Co., 2.30%, 06/01/30	530	559,729
Kentucky Utilities Co., 3.30%, 06/01/50	320	351,524
MidAmerican Energy Co. 3.10%, 05/01/27	800	891,882
3.15%, 04/15/50(e)	490	542,997
National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/22	4,400	4,483,223
3.70%, 03/15/29	1,600	1,878,571
Nevada Power Co., 2.40%, 05/01/30	440	470,891
NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/27	645	729,011
2.25%, 06/01/30	1,070	1,108,015
Northern States Power Co., 2.60%, 06/01/51	305	309,651
Oglethorpe Power Corp., 5.05%, 10/01/48	130	153,695
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49	320	389,394
Pacific Gas and Electric Co. 1.75%, 06/16/22	500	500,601
3.15%, 01/01/26	510	523,334
2.10%, 08/01/27	65	62,892
4.50%, 07/01/40	240	244,073
3.30%, 08/01/40(e)	90	82,649
4.95%, 07/01/50	400	426,829
3.50%, 08/01/50	340	306,551
PacifiCorp 2.95%, 06/01/23	800	848,158
4.13%, 01/15/49(e)	280	349,638
PECO Energy Co., 2.80%, 06/15/50	355	368,863
PPL Electric Utilities Corp.(e) 2.50%, 09/01/22	400	414,508
3.00%, 10/01/49	275	297,778
Progress Energy, Inc., 4.40%, 01/15/21	1,110	1,113,754
PSEG Power LLC 4.15%, 09/15/21	350	358,905
3.85%, 06/01/23	1,300	1,398,634
Public Service Co. of Colorado 3.70%, 06/15/28	1,800	2,100,651
4.05%, 09/15/49	20	25,308
Public Service Electric & Gas Co. 2.38%, 05/15/23	400	417,798

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric & Gas Co. (continued)
2.25%, 09/15/26(e)	$800	$859,891
3.00%, 05/15/27(e)	500	554,001
3.70%, 05/01/28	800	936,715
2.05%, 08/01/50	915	842,292
Puget Sound Energy, Inc., 3.25%, 09/15/49(e)	390	436,839
San Diego Gas & Electric Co. 2.50%, 05/15/26(e)	400	431,446
Series NNN, 3.60%, 09/01/23	1,590	1,716,159
Sempra Energy 2.90%, 02/01/23	255	266,982
3.75%, 11/15/25(e)	200	223,637
Southern California Edison Co. 3.65%, 02/01/50	330	341,001
Series B, 4.88%, 03/01/49	260	315,959
Series C, 4.13%, 03/01/48	370	406,962
Southern Co., 3.25%, 07/01/26	2,400	2,678,066
Tucson Electric Power Co., 1.50%, 08/01/30	190	188,333
Union Electric Co., 4.00%, 04/01/48	500	614,668
Virginia Electric & Power Co. 3.30%, 12/01/49	610	705,683
Series A, 3.80%, 04/01/28	3,300	3,879,498
Series C, 2.75%, 03/15/23	1,250	1,309,580
WEC Energy Group, Inc., 0.55%, 09/15/23	1,085	1,086,949
Wisconsin Electric Power Co., 3.10%, 06/01/25	800	872,852
Wisconsin Power & Light Co., 3.05%, 10/15/27	1,090	1,214,998
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	94,968
Xcel Energy, Inc. 4.00%, 06/15/28(e)	900	1,059,183
3.50%, 12/01/49	50	55,545

		89,771,837

Electrical Equipment — 0.2%
Roper Technologies, Inc. 3.65%, 09/15/23(e)	1,800	1,955,308
3.80%, 12/15/26	1,000	1,153,930

		3,109,238

Electronic Equipment, Instruments & Components — 0.4%
ABB Finance USA, Inc., 3.80%, 04/03/28	400	475,395
Amphenol Corp., 2.05%, 03/01/25	300	314,594
Honeywell International, Inc., 2.30%, 08/15/24	1,050	1,119,737
Keysight Technologies, Inc. 4.60%, 04/06/27	2,890	3,378,090
3.00%, 10/30/29(e)	1,756	1,919,582

		7,207,398

Energy Equipment & Services — 0.0%
Halliburton Co., 5.00%, 11/15/45	140	144,403
National Oilwell Varco, Inc., 3.60%, 12/01/29	99	96,156

		240,559

Environmental, Maintenance, & Security Service — 0.1%
Waste Connections, Inc., 2.60%, 02/01/30	305	328,029
Waste Management, Inc., 2.40%, 05/15/23	1,000	1,044,857

		1,372,886

Equity Real Estate Investment Trusts (REITs) — 0.9%
Brixmor Operating Partnership LP, 4.05%, 07/01/30	130	139,047
Camden Property Trust, 2.80%, 05/15/30	240	261,500
Choice Hotels International Inc., 3.70%, 01/15/31	340	357,799
Choice Hotels International, Inc., 3.70%, 12/01/29	2,523	2,671,580

6

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust, 3.50%, 06/01/30	$210	$227,209
Hospitality Properties Trust, 4.65%, 03/15/24(e)	800	744,000
Iron Mountain, Inc., 4.50%, 02/15/31(b)	350	353,290
Life Storage LP, 2.20%, 10/15/30	735	733,124
Omega Healthcare Investors, Inc. 4.95%, 04/01/24	1,400	1,490,651
4.50%, 04/01/27	2,010	2,159,962
Public Storage 3.09%, 09/15/27	2,500	2,804,643
3.39%, 05/01/29	1,640	1,890,788
Realty Income Corp., 4.65%, 03/15/47(e)	1,505	1,975,490
Simon Property Group LP, 3.50%, 09/01/25(e)	1,065	1,167,421
Spirit Realty LP, 4.00%, 07/15/29	140	145,627

		17,122,131

Food & Staples Retailing — 1.2%
Campbell Soup Co., 3.13%, 04/24/50	1,670	1,688,068
Conagra Brands, Inc., 5.40%, 11/01/48	1,210	1,646,526
Costco Wholesale Corp., 1.75%, 04/20/32	3,135	3,216,417
Dollar General Corp. 3.50%, 04/03/30	4,535	5,161,553
4.13%, 04/03/50	1,000	1,185,956
General Mills, Inc., 2.88%, 04/15/30	1,340	1,469,206
Kellogg Co., 2.65%, 12/01/23	918	972,998
Kraft Heinz Foods Co.(b) 4.25%, 03/01/31	1,200	1,316,581
4.88%, 10/01/49	925	976,169
McCormick & Co., Inc. 2.70%, 08/15/22	880	916,376
2.50%, 04/15/30	425	454,568
Sysco Corp., 3.30%, 07/15/26	800	872,162
Walmart, Inc. 3.25%, 10/25/20	2,320	2,324,501
2.55%, 04/11/23(e)	800	841,015

		23,042,096

Food Products — 0.2%
Archer-Daniels-Midland Co., 2.75%, 03/27/25	2,315	2,515,473
Hershey Co., 2.65%, 06/01/50	105	107,840
Mondelez International, Inc. 2.13%, 04/13/23	470	487,766
3.63%, 02/13/26	290	330,480

		3,441,559

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, 3.40%, 11/30/23	910	989,580
Baxter International, Inc. 1.70%, 08/15/21	800	808,168
2.60%, 08/15/26	1,702	1,860,904
Becton Dickinson & Co. 3.13%, 11/08/21	800	822,269
2.89%, 06/06/22(e)	575	595,361
Covidien International Finance SA, 2.95%, 06/15/23	2,390	2,533,647
Stryker Corp., 2.63%, 03/15/21	245	247,133
Thermo Fisher Scientific, Inc. 4.13%, 03/25/25	275	313,260
2.95%, 09/19/26	400	445,287
4.50%, 03/25/30	120	148,454

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. (continued)
4.10%, 08/15/47	$1,350	$1,725,560
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	950	1,063,724

		11,553,347

Health Care Providers & Services — 0.9%
Aetna, Inc., 2.75%, 11/15/22	1,000	1,039,503
AmerisourceBergen Corp. 3.45%, 12/15/27	1,427	1,626,686
2.80%, 05/15/30	1,855	1,983,283
Anthem, Inc., 3.35%, 12/01/24	1,395	1,532,541
DaVita, Inc., 3.75%, 02/15/31(b)	285	274,612
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	56,960
HCA, Inc. 5.50%, 06/15/47	2	2,476
5.25%, 06/15/49	940	1,150,693
Humana, Inc. 2.90%, 12/15/22	915	957,109
3.85%, 10/01/24	1,000	1,105,273
4.88%, 04/01/30	1,040	1,299,822
4.95%, 10/01/44	1,430	1,893,225
3.95%, 08/15/49(e)	1,105	1,321,305
Memorial Sloan-Kettering Cancer Center, 2.96%, 01/01/50	46	48,754
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	87	87,053
UnitedHealth Group, Inc. 2.38%, 08/15/24	1,035	1,102,039
3.10%, 03/15/26	150	167,670
4.75%, 07/15/45	800	1,091,998
2.90%, 05/15/50	410	432,389
3.13%, 05/15/60	730	783,460

		17,956,851

Hotels, Restaurants & Leisure — 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26(e)	380	421,154
Las Vegas Sands Corp. 3.50%, 08/18/26	2,535	2,568,868
3.90%, 08/08/29	1,460	1,459,726
McDonald’s Corp. 2.75%, 12/09/20	2,050	2,055,032
1.45%, 09/01/25	375	386,873
3.70%, 01/30/26	1,000	1,139,018
3.50%, 03/01/27	278	314,758
3.80%, 04/01/28	290	338,425
6.30%, 10/15/37	310	462,894
Starbucks Corp., 3.55%, 08/15/29(e)	1,140	1,307,150

		10,453,898

Insurance — 1.0%
Aflac, Inc., 3.63%, 06/15/23(e)	500	542,365
Aon PLC, 3.88%, 12/15/25	3,400	3,897,420
Berkshire Hathaway Finance Corp., 4.20%, 08/15/48	1,045	1,340,753
Berkshire Hathaway, Inc., 3.13%, 03/15/26(e)	355	396,317
Brown & Brown, Inc., 2.38%, 03/15/31	360	362,214
Chubb INA Holdings, Inc., 3.35%, 05/15/24	660	723,518
Fidelity National Financial, Inc. 5.50%, 09/01/22	120	130,242

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity National Financial, Inc. (continued)
3.40%, 06/15/30	$416	$449,937
Marsh & McLennan Cos, Inc., 4.75%, 03/15/39	190	250,109
Marsh & McLennan Cos., Inc. 3.30%, 03/14/23	175	185,999
4.90%, 03/15/49	5,185	7,233,709
Progressive Corp., 4.13%, 04/15/47	2,320	2,950,208
Willis North America, Inc., 2.95%, 09/15/29	940	1,012,924
Willis Towers Watson PLC, 5.75%, 03/15/21	350	357,819

		19,833,534

Interactive Media & Services — 0.7%
Alphabet, Inc., 2.00%, 08/15/26	800	857,808
Baidu, Inc.(e) 4.38%, 03/29/28	3,035	3,478,929
4.88%, 11/14/28	2,500	2,978,859
eBay, Inc., 2.70%, 03/11/30	1,210	1,283,284
JD.com Inc., 3.38%, 01/14/30(e)	3,950	4,271,108

		12,869,988

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. 4.50%, 11/28/34	300	371,156
4.00%, 12/06/37	3,200	3,754,000
4.20%, 12/06/47(e)	2,530	3,183,056
Amazon.com, Inc. 2.50%, 06/03/50	330	336,606
4.25%, 08/22/57	250	341,310
JD.com Inc., 4.13%, 01/14/50	2,350	2,576,188

		10,562,316

Internet Software & Services — 0.0%
Booking Holdings, Inc., 4.63%, 04/13/30	315	378,439

IT Services — 0.3%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(b)	140	143,717
Citrix Systems, Inc. 4.50%, 12/01/27	1,300	1,489,641
3.30%, 03/01/30	2,150	2,296,145
International Business Machines Corp. 2.85%, 05/13/22	200	208,229
3.38%, 08/01/23	800	868,535
4.25%, 05/15/49	330	413,722

		5,419,989

Leisure Products — 0.0%
Hasbro, Inc., 3.90%, 11/19/29	307	323,105

Machinery — 0.3%
Caterpillar Financial Services Corp. 1.95%, 11/18/22(e)	1,935	1,998,580
2.63%, 03/01/23	1,590	1,671,322
Deere & Co., 2.75%, 04/15/25	215	234,329
John Deere Capital Corp., 1.20%, 04/06/23	1,040	1,060,394
Otis Worldwide Corp. 2.57%, 02/15/30	90	96,726
3.11%, 02/15/40	70	74,939
3.36%, 02/15/50	55	60,413

		5,196,703

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22	200	211,747

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
4.91%, 07/23/25	$1,350	$1,560,901
5.38%, 04/01/38	1,900	2,325,630
5.38%, 05/01/47	3,220	3,823,303
3.70%, 04/01/51	1,770	1,749,274
Comcast Corp. 3.70%, 04/15/24	1,750	1,932,516
3.38%, 02/15/25	1,590	1,760,152
2.35%, 01/15/27	400	429,122
4.15%, 10/15/28	200	241,004
2.65%, 02/01/30	125	136,202
4.60%, 10/15/38	1,200	1,533,777
3.25%, 11/01/39	255	283,976
2.65%, 08/15/62	2,140	2,045,732
Fox Corp., 4.03%, 01/25/24	1,040	1,144,969
Interpublic Group of Cos., Inc., 3.75%, 10/01/21	215	221,789
TEGNA, Inc., 4.75%, 03/15/26(b)	480	489,600
Thomson Reuters Corp. 3.85%, 09/29/24	800	872,317
3.35%, 05/15/26	800	879,899
Time Warner Cable LLC, 4.50%, 09/15/42	700	760,385
WMG Acquisition Corp., 3.00%, 02/15/31(b)	1,030	1,001,418

		23,403,713

Metals & Mining — 0.4%
ArcelorMittal SA, 4.25%, 07/16/29	160	168,371
Newmont Corp., 2.25%, 10/01/30	4,785	4,938,235
Vale Overseas Ltd. 3.75%, 07/08/30	940	965,615
6.88%, 11/21/36	1,291	1,676,491

		7,748,712

Multi-Utilities — 0.4%
Atmos Energy Corp. 3.00%, 06/15/27	400	443,708
1.50%, 01/15/31(g)	760	756,927
NiSource, Inc. 3.60%, 05/01/30	60	68,368
1.70%, 02/15/31	610	599,665
3.95%, 03/30/48	310	360,501
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	1,500	1,707,418
Southern California Gas Co. 3.15%, 09/15/24	800	869,604
2.55%, 02/01/30	730	787,536
Series TT, 2.60%, 06/15/26	800	864,175
Southwest Gas Corp. 3.70%, 04/01/28(e)	230	263,143
2.20%, 06/15/30	85	88,921
Walt Disney Co., 3.65%, 09/15/49	30	34,124

		6,844,090

Office Supplies & Equipment — 0.2%
VMware, Inc., 2.95%, 08/21/22(e)	3,800	3,956,366

Oil, Gas & Consumable Fuels — 2.0%
Apache Corp., 4.88%, 11/15/27	825	779,625
Cenovus Energy, Inc., 5.38%, 07/15/25	1,150	1,106,803
Chevron Corp. 1.55%, 05/11/25	550	569,938
2.24%, 05/11/30	165	175,091
2.98%, 05/11/40	70	75,570
3.08%, 05/11/50	60	64,141

8

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	$500	$523,125
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,500	1,650,720
CNX Resources Corp., 7.25%, 03/14/27(b)	750	765,000
Continental Resources, Inc., 4.38%, 01/15/28(e)	1,200	1,039,500
Enbridge, Inc., 4.00%, 11/15/49	600	634,639
Equinor ASA 2.75%, 11/10/21	2,480	2,536,159
3.25%, 11/10/24	400	440,018
3.25%, 11/18/49	500	530,203
Exxon Mobil Corp. 3.18%, 03/15/24	800	865,321
2.99%, 03/19/25	2,170	2,378,009
Hess Corp. 5.60%, 02/15/41	980	1,057,702
5.80%, 04/01/47	1,155	1,266,165
Noble Energy, Inc., 5.25%, 11/15/43	530	702,666
Occidental Petroleum Corp. 8.50%, 07/15/27	630	634,857
8.88%, 07/15/30	975	1,004,250
ONEOK Partners LP 3.38%, 10/01/22	1,000	1,038,885
4.90%, 03/15/25	2,000	2,191,652
6.13%, 02/01/41	75	79,309
ONEOK, Inc., 2.75%, 09/01/24	1,475	1,510,669
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	750	728,438
Sabine Pass Liquefaction LLC 4.20%, 03/15/28	1,887	2,049,104
4.50%, 05/15/30(b)	3,828	4,312,057
Southwestern Energy Co., 8.38%, 09/15/28	140	137,565
Suncor Energy, Inc., 3.10%, 05/15/25	1,600	1,718,813
TransCanada PipeLines Ltd. 3.75%, 10/16/23	800	866,513
4.10%, 04/15/30	765	882,252
4.88%, 05/15/48	340	422,813
5.10%, 03/15/49	60	76,321
Transcontinental Gas Pipe Line Co. LLC(b) 3.25%, 05/15/30	205	221,579
3.95%, 05/15/50	190	199,440
Western Midstream Operating LP, 5.05%, 02/01/30	1,150	1,119,255
Williams Companies Inc. (The), 3.50%, 11/15/30	690	750,546
Williams Cos., Inc., 5.10%, 09/15/45	920	1,031,732

		38,136,445

Personal Products — 0.6%
Estee Lauder Cos., Inc., 1.70%, 05/10/21	400	402,923
Procter & Gamble Co. 2.45%, 03/25/25	400	433,204
2.80%, 03/25/27	2,835	3,181,880
3.60%, 03/25/50	1,890	2,396,501
Unilever Capital Corp. 3.00%, 03/07/22	1,440	1,495,038
2.20%, 05/05/22	2,700	2,776,830
2.00%, 07/28/26	800	855,256

		11,541,632

Pharmaceuticals — 2.7%
AbbVie, Inc.(b) 2.60%, 11/21/24	3,520	3,729,454
3.20%, 11/21/29	2,265	2,495,387
4.05%, 11/21/39	890	1,023,463

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc.(b) (continued)
4.25%, 11/21/49	$530	$629,204
AstraZeneca PLC 2.38%, 11/16/20	3,275	3,283,218
3.50%, 08/17/23	1,200	1,296,945
3.13%, 06/12/27	1,490	1,657,645
Banner Health, 3.18%, 01/01/50	119	129,586
Bristol-Myers Squibb Co. 2.25%, 08/15/21	1,700	1,729,889
3.25%, 11/01/23	400	430,088
3.45%, 11/15/27	557	640,064
Cigna Corp., 3.75%, 07/15/23	818	886,444
CVS Health Corp. 3.35%, 03/09/21	2,492	2,524,542
3.00%, 08/15/26(e)	75	82,114
4.78%, 03/25/38	1,050	1,279,307
Eli Lilly & Co., 2.75%, 06/01/25	378	413,193
GlaxoSmithKline Capital PLC 3.13%, 05/14/21	1,962	1,995,673
0.53%, 10/01/23	1,910	1,912,939
GlaxoSmithKline Capital, Inc. 3.38%, 05/15/23	1,800	1,937,975
4.20%, 03/18/43	253	325,874
Johnson & Johnson 2.95%, 03/03/27	2,530	2,823,002
3.70%, 03/01/46	1,329	1,663,531
2.25%, 09/01/50	320	319,308
2.45%, 09/01/60	250	253,043
Merck & Co., Inc. 2.80%, 05/18/23(e)	800	852,981
2.75%, 02/10/25	800	869,349
0.75%, 02/24/26	5,085	5,098,977
4.00%, 03/07/49	330	416,593
Novartis Capital Corp. 2.40%, 09/21/22	800	832,851
3.10%, 05/17/27	1,620	1,821,810
2.75%, 08/14/50(e)	1,086	1,166,335
Pfizer, Inc., 7.20%, 03/15/39	80	132,659
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	1,800	1,868,934
Upjohn, Inc.(b) 1.65%, 06/22/25	180	184,256
2.30%, 06/22/27	40	41,422
2.70%, 06/22/30	200	207,072
3.85%, 06/22/40	200	216,017
4.00%, 06/22/50	190	202,784
Zoetis, Inc. 3.45%, 11/13/20	355	355,330
3.00%, 09/12/27	1,800	1,989,934
3.90%, 08/20/28	5	5,935
3.00%, 05/15/50	1,130	1,210,884

		50,936,011

Producer Durables: Miscellaneous — 0.3%
Oracle Corp. 1.90%, 09/15/21	950	963,536
2.50%, 04/01/25	4,025	4,313,190
2.95%, 05/15/25	800	871,274

		6,148,000

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Professional Services — 0.3%
Verisk Analytics, Inc. 4.00%, 06/15/25(e)	$1,400	$1,597,366
4.13%, 03/15/29	3,526	4,158,183
3.63%, 05/15/50	185	209,839

		5,965,388

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 3.00%, 04/01/25	800	878,191
3.05%, 02/15/51	990	1,090,219
Canadian National Railway Co., 2.75%, 03/01/26(e)	800	879,236
CSX Corp. 3.40%, 08/01/24(e)	800	875,459
2.60%, 11/01/26	800	871,682
Union Pacific Corp. 2.75%, 04/15/23(e)	1,590	1,672,487
3.25%, 08/15/25	400	444,176

		6,711,450

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc., 2.95%, 04/01/25	225	244,714
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25	540	575,237
Broadcom, Inc. 3.15%, 11/15/25	850	920,659
4.25%, 04/15/26	1,120	1,261,816
4.15%, 11/15/30	2,105	2,364,639
4.30%, 11/15/32	3,395	3,878,417
Flex Ltd. 3.75%, 02/01/26(e)	1,765	1,927,768
4.88%, 05/12/30	1,200	1,363,125
Intel Corp. 3.30%, 10/01/21(e)	560	576,596
3.40%, 03/25/25	4,490	5,030,695
Maxim Integrated Products, Inc. 3.38%, 03/15/23	1,000	1,064,777
3.45%, 06/15/27(e)	1,015	1,131,190
Micron Technology, Inc. 2.50%, 04/24/23	940	976,147
4.19%, 02/15/27	280	318,199
NVIDIA Corp. 2.85%, 04/01/30	60	67,410
3.50%, 04/01/40	60	70,316
3.50%, 04/01/50	2,395	2,802,819
3.70%, 04/01/60	50	59,610
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(b)	190	201,279
Qorvo, Inc., 3.38%, 04/01/31(b)	250	254,063
Texas Instruments, Inc., 1.75%, 05/04/30	730	752,979

		25,842,455

Software — 0.6%
Activision Blizzard, Inc., 1.35%, 09/15/30	365	356,804
Intuit, Inc. 0.65%, 07/15/23	350	351,600
0.95%, 07/15/25	405	408,877
1.35%, 07/15/27	1,410	1,432,260
1.65%, 07/15/30	1,415	1,437,559
Microsoft Corp., 2.70%, 02/12/25	800	871,204
ServiceNow, Inc., 1.40%, 09/01/30	5,872	5,736,197

		10,594,501

Security	Par (000)	Value

Specialty Retail — 0.1%
Lithia Motors, Inc., 4.38%, 01/15/31(b)(g)	$55	$55,000
QVC, Inc., 4.38%, 09/01/28	1,700	1,734,000
Ross Stores, Inc., 4.60%, 04/15/25	165	189,960

		1,978,960

Technology Hardware, Storage & Peripherals — 1.0%
Adobe, Inc. 1.90%, 02/01/25	745	787,676
2.15%, 02/01/27	2,090	2,241,307
Apple, Inc. 2.25%, 02/23/21	1,700	1,711,959
1.80%, 09/11/24	940	983,763
3.00%, 06/20/27(e)	925	1,043,544
2.65%, 05/11/50	915	958,813
Dell International LLC/EMC Corp.(b)
5.85%, 07/15/25	230	267,994
8.10%, 07/15/36	235	309,034
8.35%, 07/15/46	2,700	3,567,273
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	3,690	4,055,052
HP, Inc. 2.20%, 06/17/25	1,030	1,078,948
3.00%, 06/17/27	1,250	1,351,370
3.40%, 06/17/30(e)	365	391,964
NetApp, Inc., 2.38%, 06/22/27	165	172,137

		18,920,834

Telecommunications Equipment — 0.1%
Motorola Solutions, Inc. 4.60%, 02/23/28(e)	939	1,096,352
2.30%, 11/15/30	1,075	1,067,174

		2,163,526

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc. 2.40%, 03/27/25	245	263,205
3.25%, 03/27/40	2,075	2,374,036
Ralph Lauren Corp., 1.70%, 06/15/22	1,305	1,328,485

		3,965,726

Tobacco — 0.9%
Altria Group, Inc. 3.49%, 02/14/22	570	592,790
4.80%, 02/14/29	2,850	3,381,795
5.80%, 02/14/39	1,127	1,442,235
4.45%, 05/06/50	215	239,249
BAT Capital Corp. 2.76%, 08/15/22	1,070	1,108,909
4.39%, 08/15/37	670	724,466
3.73%, 09/25/40	265	265,926
3.98%, 09/25/50	350	345,109
Philip Morris International, Inc. 2.38%, 08/17/22	2,970	3,060,027
2.50%, 08/22/22	500	519,467
2.10%, 05/01/30	1,220	1,254,911
6.38%, 05/16/38	2,010	2,983,726
Reynolds American, Inc. 4.00%, 06/12/22(e)	15	15,811
5.85%, 08/15/45	420	510,361

		16,444,782

Utilities — 0.1%
American Water Capital Corp., 2.80%, 05/01/30	270	295,743

10

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Essential Utilities, Inc. 3.57%, 05/01/29(e)	$1,030	$1,168,475
2.70%, 04/15/30	380	406,597

		1,870,815

Wireless Telecommunication Services — 1.9%
American Tower Corp. 1.30%, 09/15/25	680	687,240
3.38%, 10/15/26	110	121,813
3.70%, 10/15/49	190	208,307
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,367,742
Crown Castle International Corp. 5.25%, 01/15/23	1,000	1,100,838
3.20%, 09/01/24	1,625	1,751,962
1.35%, 07/15/25	2,205	2,228,926
3.70%, 06/15/26	1,000	1,115,270
Equinix, Inc. 2.63%, 11/18/24	900	956,930
3.20%, 11/18/29	9,590	10,568,970
3.00%, 07/15/50	510	507,002
GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/28(e)	1,145	1,307,235
5.30%, 01/15/29	2,545	2,834,290
4.00%, 01/15/31	3,615	3,763,323
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)	415	419,648
T-Mobile USA, Inc.(b) 3.50%, 04/15/25	25	27,433
3.75%, 04/15/27	90	100,993
3.88%, 04/15/30	510	578,656
4.38%, 04/15/40	2,345	2,748,739
4.50%, 04/15/50	2,330	2,795,243

		35,190,560

Total Corporate Bonds — 47.3% (Cost: $843,099,442)		891,656,881

Foreign Agency Obligations

Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 07/18/47(b)	500	608,281

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	431,925

Mexico — 0.1%
Mexico Government International Bond 4.15%, 03/28/27	1,145	1,272,667
6.05%, 01/11/40(e)	100	125,563
4.50%, 01/31/50	590	620,975

		2,019,205

Uruguay — 0.1%
Uruguay Government International Bond 5.10%, 06/18/50(e)	1,200	1,609,125
4.98%, 04/20/55	50	66,625

		1,675,750

Total Foreign Agency Obligations — 0.3% (Cost: $4,067,353)	.	4,735,161

Security	Par (000)	Value

Municipal Bonds

California — 0.4%
Bay Area Toll Authority, RB
Series F-2, 6.26%, 04/01/49(e)	$500	$852,730
Series S-1, 6.92%, 04/01/40	50	76,933
California State University, Refunding RB, Series B, 2.98%, 11/01/51	995	1,039,596
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	320	344,950
Series N, 3.26%, 05/15/60	230	252,538
Series N, 3.71%, 05/15/20(e)	85	90,206
State of California, GO 7.55%, 04/01/39(e)	1,025	1,784,761
7.60%, 11/01/40	500	908,400
State of California, Refunding GO, 3.50%, 04/01/28	500	578,005
University of California, RB, Series AD, 4.86%, 05/15/12	165	234,412
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	179,722

		6,342,253

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	212,986

Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	120,377

Illinois — 0.0%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49	310	387,875
State of Illinois, GO, 5.10%, 06/01/33(e)	255	256,013

		643,888

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	117,822
Series D, 3.20%, 07/01/50	80	79,615

		197,437

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	545	599,838

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, Series A, 7.10%, 01/01/41	550	903,612

New York — 0.2%
Metropolitan Transportation Authority, RB, 6.81%, 11/15/40	355	456,519
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.51%, 08/01/37	110	150,853
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44(e)	500	802,115
New York State Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43	255	271,789
Port Authority of New York & New Jersey, ARB 192nd Series, 4.81%, 10/15/65	50	68,564

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB (continued)
210th Series, 4.03%, 09/01/48	$1,000	$1,211,810
Port Authority of New York & New Jersey, RB, 191th Series, 4.82%, 06/01/45	200	224,658

		3,186,308

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	82,139

Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	405	410,929
Grand Parkway Transportation Corp., Refunding RB, 3.24%, 10/01/52	400	415,640
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	871,856
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	465	470,357

		2,168,782

Total Municipal Bonds — 0.8% (Cost: $13,182,256)		14,457,620

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 4.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 1.81%, 10/25/34(a)	39	38,947
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	3	2,680
Citigroup Mortgage Loan Trust(b)(c)
Series 2013-A, Class A, 3.00%, 05/25/42	10	9,590
Series 2014-A, Class A, 4.00%, 01/25/35	64	67,794
Connecticut Avenue Securities Trust(b)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.55%, 04/25/31(a)	7,594	7,552,564
Series 2019-R01, Class 2ED2, 1.30%, 07/25/31	4,933	4,755,917
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.60%, 07/25/31(a)	4,555	4,526,318
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.45%, 08/25/31(a)	7,598	7,555,231
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.30%, 09/25/31(a)	3,809	3,793,513
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.15%, 07/25/39(a)	7,648	7,580,683
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.15%, 09/25/39(a)	7,192	7,139,658
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.25%, 09/25/39(a)	9,542	9,465,082
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.25%, 10/25/39(a)	3,752	3,731,379
Series 2020-R01, Class 1M1, (1 mo. LIBOR US + 0.80%), 0.95%, 01/25/40(a)	5,522	5,499,538
Series 2020-R02, Class 2M1, (1 mo. LIBOR US + 0.75%), 0.90%, 01/25/40(a)	3,281	3,273,067

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	$7	$6,116
Fannie Mae, Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.35%, 01/25/30(a)	2,099	2,069,820
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EA1, 0.60%, 07/25/30	1,203	1,182,291
Freddie Mac(a)
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 3.40%, 07/25/29	1,010	1,033,906
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.60%, 10/25/29	1,370	1,409,661
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 5.73%, 07/25/28	1,768	1,873,656
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 1.35%, 10/25/29	275	275,167
Series 2017-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 03/25/30	288	287,445
STACR Trust(a)(b)
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 09/25/48	17	16,970
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.80%, 04/25/43	4,865	4,685,459
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 1.80%, 04/25/43	1,685	1,605,097
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 1.40%, 02/25/47	1,592	1,546,997

		80,984,546

Commercial Mortgage-Backed Securities — 2.9%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class B, 4.50%, 09/15/48(c)	360	389,337
Bank
Series 2019-BN23, Class A3, 2.92%, 12/15/52	2,230	2,495,601
Series 2020-BN28, Class A4, 1.84%, 03/15/63	2,100	2,156,541
Benchmark 2019-B15 Mortgage Trust, Series 2019- B15, Class A5, 2.93%, 12/15/72	2,050	2,283,236
Benchmark 2020-B19 Mortgage Trust, Series 2020- B19, Class A5, 1.85%, 09/15/53	4,550	4,676,168
Citigroup Commercial Mortgage Trust 3.79%, 09/15/50(c)	2,090	2,357,620
Series 2006-C5, Class AJ, 5.48%, 10/15/49	25	23,755
Series 2015-GC29, Class A2, 2.67%, 04/10/48	156	155,828
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	616,638
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	1,717	1,716,920
Commercial Mortgage Trust
Series 2012-CR3, Class AM, 3.42%, 10/15/45(b)	1,680	1,730,724
Series 2013-CR11, Class B, 5.28%, 08/10/50(c)	380	402,248
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	416,790
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	735,743
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(c)	330	350,123
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(c)	150	163,526

12

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)(h)(i)	$41	$21,282
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	289,488
Series 2013-GC13, Class A5, 4.19%, 07/10/46(c)	170	182,244
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	792,933
Series 2015-GC30, Class B, 4.17%, 05/10/50(c)	300	314,936
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,263,910
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(c)	430	464,639
Series 2013-C17, Class A3, 3.93%, 01/15/47	1,224	1,313,157
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,391,246
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,998,691
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,658,908
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	906,912
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class B, 5.67%, 05/12/45(c)	210	10,823
Series 2011-C5, Class A3, 4.17%, 08/15/46	52	53,454
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	365,328
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 05/15/46	2,270	2,374,793
Series 2013-C13, Class A4, 4.04%, 11/15/46	460	497,981
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4, 3.24%, 03/15/45	680	691,979
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)	550	610,467
Series 2015-UBS8, Class A3, 3.54%, 12/15/48	3,010	3,320,676
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,092,494
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	3,356,238
Wells Fargo Commercial Mortgage Trust 4.38%, 08/15/51	2,670	3,155,433
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	556,991
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,485,119
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	453,834
Series 2012-C8, Class AS, 3.66%, 08/15/45	640	664,274
Series 2013-C18, Class A5, 4.16%, 12/15/46(c)	620	677,634
Series 2014-C23, Class A4, 3.65%, 10/15/57	314	342,619
Series 2014-C23, Class AS, 4.21%, 10/15/57(c)	1,140	1,260,662

		55,239,943

Total Non-Agency Mortgage-Backed Securities — 7.2% (Cost: $135,366,450)		136,224,489

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 4.2%
Connecticut Avenue Securities Trust, Series 2019- R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.25%, 06/25/39(a)(b)	9,679	9,615,643
Fannie Mae Connecticut Avenue Securities
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.40%, 01/25/29(a)	3,202	3,317,191
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.60%, 01/25/29(a)	305	314,245
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.70%, 07/25/29(a)	314	317,908

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.15%, 10/25/29(a)	$1,911	$1,900,913
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.35%, 01/25/30(a)	513	515,629
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.80%, 02/25/30(a)	211	213,074
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.65%, 05/25/30(a)	3,018	2,987,178
Series 2018-C02, Class 2ED2, 1.05%, 08/25/30	5,886	5,742,987
Freddie Mac STACR Trust(a)(b)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.45%, 10/25/48	5,000	4,893,683
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.60%, 03/25/49	1,639	1,610,952
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.10%, 10/25/49	8,230	8,139,786
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.10%, 11/25/48	2,462	2,431,344
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.50%, 02/25/49	7,537	7,465,326
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.20%, 04/25/49	1,280	1,259,306
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 2.00%, 09/25/49	3,546	3,466,808
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.20%, 11/25/49	3,763	3,714,106
Series 2020-DNA1, Class M1, (1 mo. LIBOR US + 0.70%), 0.85%, 01/25/50	831	830,418
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 02/25/50	3,598	3,591,192
Series 2020-DNA4, Class M1, (1 mo. LIBOR US + 1.50%), 1.65%, 08/25/50	6,420	6,436,046
Series 2020-HQA1, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 01/25/50	769	767,958
Series 2020-HQA3, Class M1, (1 mo. LIBOR US + 1.55%), 1.70%, 07/25/50	7,890	7,907,020
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.80%, 10/25/28	1,760	1,828,486
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 1.50%, 03/25/29	20	20,295

		79,287,494

Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2012-M9, Class A2, 2.48%, 04/25/22	3,557	3,621,168
Freddie Mac
Series K031, Class A2, 3.30%, 04/25/23(c)	281	299,950
Series K076, Class A2, 3.90%, 04/25/28	2,390	2,863,888

		6,785,006

Mortgage-Backed Securities — 39.6%
Fannie Mae
Series 2012-M13, Class A2, 2.38%, 05/25/22	2,975	3,047,557
Series 2012-M5, Class A2, 2.72%, 02/25/22	1,530	1,560,840
Series 2013-M3, Class A2, 2.51%, 11/25/22(c)	3,708	3,808,402
Series 2016-M13, Class A2, 2.57%, 09/25/26(c)	800	873,530
Series 2018-M1, Class A2, 3.08%, 12/25/27(c)	1,590	1,795,377

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Series 2018-M7, Class A2, 3.15%, 03/25/28(c)	$1,590	$1,814,018
Series 2020-M42, Class A2, 1.27%, 07/25/30	4,980	5,056,074
Fannie Mae Mortgage-Backed Securities(a)
(11th District Cost of Funds + 1.25%), 1.93%, 09/01/34	133	133,574
(12 mo. LIBOR US + 1.41%), 3.41%, 04/01/35	60	60,961
(12 mo. LIBOR US + 1.72%), 3.47%, 04/01/40	4	3,739
(12 mo. LIBOR US + 1.77%), 3.78%, 01/01/42	18	19,243
(12 mo. LIBOR US + 1.81%), 3.81%, 02/01/42	1	1,233
(12 mo. LIBOR US + 1.82%), 2.32%, 09/01/41	40	41,318
(6 mo. LIBOR US + 1.04%), 2.16%, 05/01/33	4	3,757
(6 mo. LIBOR US + 1.36%), 2.22%, 10/01/32	14	13,849
Federal National Mortgage Association, 3.50%, 01/25/24(c)	1,942	2,108,073
Freddie Mac
Series K020, Class A2, 2.37%, 05/25/22	7,960	8,169,901
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,742,192
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,353,281
Series K061, Class A2, 3.35%, 11/25/26(c)	1,590	1,821,395
Series K064, Class A2, 3.22%, 03/25/27	2,790	3,185,610
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,388,547
Series K073, Class A2, 3.35%, 01/25/28	1,610	1,862,687
Series K115, Class A2, 1.38%, 06/25/30	4,940	5,081,133
Freddie Mac Mortgage-Backed Securities 6.50%, 05/01/21 - 08/01/36	317	383,484
6.00%, 07/01/21 - 04/01/38	373	433,043
5.00%, 07/01/23 - 07/01/48	1,993	2,218,829
4.50%, 05/01/24 - 01/01/49	3,141	3,450,976
4.00%, 10/01/24 - 01/01/49	12,697	13,731,584
3.50%, 04/01/26 - 04/01/49	16,682	17,904,330
2.50%, 02/01/27 - 08/01/50	6,908	7,356,311
3.00%, 05/01/27 - 09/01/50	16,187	17,033,717
7.50%, 12/01/30	1	707
5.50%, 05/01/33 - 08/01/38	929	1,065,727
(1 year CMT + 2.34%), 3.84%, 04/01/32(a)	31	30,867
(11th District Cost of Funds + 1.25%), 1.93%, 11/01/27(a)	73	72,770
(12 mo. LIBOR US + 1.50%), 2.37%, 06/01/43(a)	2	2,437
(12 mo. LIBOR US + 1.60%), 2.39%, 08/01/43(a)	31	32,155
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(a)	93	95,784
(12 mo. LIBOR US + 1.75%), 3.54%, 04/01/38(a)	95	97,134
(12 mo. LIBOR US + 1.75%), 3.75%, 02/01/40(a)	50	51,680
(12 mo. LIBOR US + 1.76%), 2.93%, 08/01/41(a)	32	33,277
(12 mo. LIBOR US + 1.79%), 3.11%, 09/01/32(a).	2	2,439
(12 mo. LIBOR US + 1.89%), 2.76%, 07/01/41(a)	25	26,002
(12 mo. LIBOR US + 1.90%), 3.85%, 01/01/42(a)	1	1,056
Freddie Mac Multifamily Structured Pass Through Certificates 3.42%, 02/25/29	2,935	3,460,423

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued) 2.07%, 01/25/30	$4,510		$4,886,516
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class A2, 2.68%, 10/25/22	3,980		4,132,509
Ginnie Mae Mortgage-Backed Securities 6.50%, 06/15/28 - 07/15/38	81		93,901
7.00%, 06/15/29	12		11,879
7.50%, 08/20/30	3		3,618
6.00%, 01/15/32 - 10/20/38	212		243,655
5.00%, 11/20/33 - 10/21/50(j)	2,906		3,245,509
5.50%, 06/15/34 - 04/20/48	686		802,252
4.50%, 03/15/39 - 10/21/50(j)	8,742		9,438,433
4.00%, 09/15/40 - 09/15/49	18,738		20,128,464
3.50%, 01/15/41 - 10/21/50(j)	38,926		41,580,892
3.00%, 01/20/43 - 11/19/50(j)	42,143		44,297,111
2.50%, 12/20/46 - 10/21/50(j)	11,609		12,199,018
Uniform Mortgage-Backed Securities 6.00%, 11/01/22 - 09/01/38	887		1,041,335
4.50%, 04/01/23 - 10/14/50(j)	17,108		18,699,136
5.00%, 01/01/24 - 04/01/49	4,424		4,986,008
4.00%, 06/01/24 - 02/01/57(j)	38,520		41,837,856
3.00%, 12/01/26 - 10/14/50(j)(k)	91,731		96,358,253
2.50%, 09/01/28 - 11/12/50(j)	140,756		147,607,561
7.50%, 09/01/29	6		7,340
6.50%, 12/01/30 - 01/01/36	725		827,331
3.50%, 11/01/31 - 11/01/51(j)	60,235		64,417,336
7.00%, 01/01/32 - 06/01/32	22		26,439
5.50%, 10/01/32 - 01/01/47	3,268		3,832,303
1.50%, 10/19/35(j)	775		792,982
2.00%, 10/19/35 - 10/14/50(j)	109,200		112,927,422
(12 mo. LIBOR US + 1.53%), 3.28%, 04/01/43(a)	—	(l)	493
(12 mo. LIBOR US + 1.53%), 2.84%, 05/01/43(a)	29		30,001
(12 mo. LIBOR US + 1.54%), 2.42%, 06/01/43(a)	71		73,308
(12 mo. LIBOR US + 1.75%), 2.56%, 08/01/41(a)	30		30,756

			746,990,640

Total U.S. Government Sponsored Agency Securities — 44.1% (Cost: $816,402,244)			833,063,140

Total Long-Term Investments — 112.7% (Cost: $2,054,050,577)			2,126,126,378

14

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(m)(n)(o)	116,153,360	$116,257,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(m)(n)	100,000	100,000

Total Short-Term Securities — 6.1% (Cost: $116,311,491)		116,357,898

Total Investments Before TBA Sale Commitments — 118.8% (Cost: $2,170,362,068)		2,242,484,276

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (5.0)%
Ginnie Mae Mortgage-Backed Securities(j)
2.50%, 10/21/50	$(1,025)	(1,076,450)
3.00%, 10/21/50	(3,500)	(3,664,678)
Uniform Mortgage-Backed Securities(j)
2.50%, 10/19/35 - 10/14/50	(80,125)	(84,028,191)
3.00%, 10/14/50	(4,603)	(4,821,912)
4.50%, 10/14/50	(595)	(643,623)

Total TBA Sale Commitments — (5.0)% (Proceeds: $(94,395,506))		(94,234,854)

Total Investments, Net of TBA Sale Commitments — 113.8% (Cost: $2,075,966,562)		2,148,249,422

Liabilities in Excess of Other Assets — (13.8)%		(261,292,074)

Net Assets — 100.0%		$1,886,957,348

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	When-issued security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represents or includes a TBA transaction.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)	Amount is less than 500.
(m)	Affiliate of the Master Portfolio.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$180,110,053	$—	$(64,034,051	)(a)	$147,260	$34,636	$116,257,898	116,153,360	$201,216	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	1,166		—

					$147,260	$34,636	$116,357,898		$202,382		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	15	12/08/20	$2,595	$31,819
10-Year Australian T-Bond	326	12/15/20	34,883	393,081
U.S. Long Treasury Bond	475	12/21/20	83,734	(618,306)
U.S. Ultra Treasury Bond	669	12/21/20	148,393	(508,091)
Long Gilt	281	12/29/20	49,352	118,483
2-Year U.S. Treasury Note	150	12/31/20	33,144	14,794
5-Year U.S. Treasury Note	178	12/31/20	22,434	1,591

				(566,629)

Short Contracts
Euro Bund	211	12/08/20	43,174	(107,512)
Euro OAT	29	12/08/20	5,731	(26,886)
10-Year Canadian Bond	251	12/18/20	28,617	31,126
10-Year U.S. Treasury Note	21	12/21/20	2,930	1,284
10-Year U.S. Ultra Treasury Note	312	12/21/20	49,896	(166,255)

				(268,243)

				$(834,872)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	317,464	EUR	270,000	Citibank N.A.	12/16/20	$368
USD	665,282	EUR	560,000	Standard Chartered Bank	12/16/20	7,604

						7,972

EUR	8,000,000	USD	9,520,528	Credit Suisse International	11/05/20	(134,346)
USD	186,586	EUR	160,000	BNP Paribas S.A.	12/16/20	(1,322)
USD	268,293	EUR	230,000	Natwest Markets PLC	12/16/20	(1,825)

						(137,493)

						$(129,521)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	B-	USD 14,182		$716,718	$841,607	$(124,889)
ITRAXX.XO.34.V1	5.00	Quarterly	12/20/25	B	EUR 21,525		1,840,773	2,129,252	(288,479)

							$2,557,491	$2,970,859	$(413,368)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(a)	Date	Amount (000)		Value	(Received)	(Depreciation)
0.09%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/08/20		12/08/22	GBP	395,600	$(79,840)	$(364,023)	$284,183
0.11%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/08/20		12/08/22	GBP	7,660	(4,057)	(842)	(3,215)
0.24%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	12/08/20		12/08/22	USD	182,970	(102,035)	(58,656)	(43,379)

16

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(a)	Date	Amount (000)		Value	(Received)	(Depreciation)
(0.41%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	12/08/20		12/08/25	EUR	47,840	$(18,584)	$31,727	$(50,311)
6-Month GBP LIBOR, 0.09%	Semi-Annual	0.22%	Semi-Annual	12/08/20		12/08/25	GBP	44,730	24,403	325,300	(300,897)
6-Month GBP LIBOR, 0.09%	Semi-Annual	0.24%	Semi-Annual	12/08/20		12/08/25	GBP	3,110	5,169	3,316	1,853
0.39%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	12/08/20		12/08/25	USD	262,520	(212,809)	(380,158)	167,349
0.19%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20		12/16/25	GBP	1,330	2,200	35	2,165
0.19%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20		12/16/25	GBP	2,410	4,142	63	4,079
0.20%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20		12/16/25	GBP	1,540	1,701	40	1,661
0.20%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20		12/16/25	GBP	1,160	1,319	30	1,289
6-Month WIBOR, 0.16%	Semi-Annual	0.56%	Annual	12/16/20		12/16/25	PLN	6,890	1,870	33	1,837
1-Month MXIBOR, 4.55%	Monthly	5.00%	Monthly	03/17/21		03/11/26	MXN	38,480	(18,277)	34	(18,311)
1-Month MXIBOR, 4.55%	Monthly	5.14%	Monthly	03/17/21		03/11/26	MXN	53,740	(10,261)	44	(10,305)
1-Month MXIBOR, 4.55%	Monthly	5.17%	Monthly	03/17/21		03/11/26	MXN	93,410	(12,062)	79	(12,141)
(0.41%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	03/17/21		03/17/26	EUR	17,160	4,398	49	4,349
0.36%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21		03/17/26	USD	2,290	3,781	47	3,734
6-Month BBR, 0.80%	Semi-Annual	0.36%	Semi-Annual	03/17/21		03/17/26	AUD	2,780	(1,675)	40	(1,715)
0.37%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21		03/17/26	USD	2,350	2,767	48	2,719
0.37%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21		03/17/26	USD	1,950	1,907	40	1,867
0.38%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21		03/17/26	USD	4,360	3,830	89	3,741
6-Month BBR, 0.80%	Semi-Annual	0.38%	Semi-Annual	03/17/21		03/17/26	AUD	2,750	698	40	658
0.42%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21		03/17/26	USD	7,880	(9,186)	(14,333)	5,147
6-Month BBR, 0.80%	Semi-Annual	0.42%	Semi-Annual	03/17/21		03/17/26	AUD	20,260	35,874	298	35,576
0.59%	Semi-Annual	6-Month SIBOR, 0.59%	Semi-Annual	03/17/21		03/17/26	SGD	13,355	(28,703)	179	(28,882)
0.60%	Semi-Annual	6-Month SIBOR, 0.59%	Semi-Annual	03/17/21		03/17/26	SGD	13,355	(32,134)	180	(32,314)
0.70%	Quarterly	3-Month HIBOR, 0.61%	Quarterly	03/17/21		03/17/26	HKD	111,370	(68,346)	293	(68,639)
3-Month JIBAR, 3.35%	Quarterly	5.36%	Quarterly	03/17/21		03/17/26	ZAR	164,460	(17,042)	178	(17,220)
3-Month JIBAR, 3.35%	Quarterly	5.45%	Quarterly	03/17/21		03/17/26	ZAR	37,650	5,130	41	5,089
3-Month JIBAR, 3.35%	Quarterly	5.46%	Quarterly	03/17/21		03/17/26	ZAR	32,750	5,535	35	5,500
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.20%)	Annual	12/08/20		12/08/30	EUR	23,790	49,402	(35,563)	84,965
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.18%)	Annual	12/08/20		12/08/30	EUR	24,150	117,446	85,542	31,904
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.13%)	Annual	12/08/20		12/08/30	EUR	23,190	244,597	163,989	80,608
6-Month GBP LIBOR, 0.09%	Semi-Annual	0.43%	Semi-Annual	12/08/20		12/08/30	GBP	11,690	179,587	500,993	(321,406)
6-Month GBP LIBOR, 0.09%	Semi-Annual	0.47%	Semi-Annual	12/08/20		12/08/30	GBP	9,470	74,665	66,513	8,152
3-Month LIBOR, 0.23%	Quarterly	0.75%	Semi-Annual	12/08/20		12/08/30	USD	15,320	400,772	1,024,883	(624,111)
0.06%	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	12/08/20		12/08/50	EUR	7,900	(196,944)	(103,491)	(93,453)
0.11%	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	12/08/20		12/08/50	EUR	8,120	(361,005)	(226,213)	(134,792)
0.61%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/08/20		12/08/50	GBP	24,550	(273,852)	(604,908)	331,056
0.66%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/08/20		12/08/50	GBP	3,100	(100,318)	(63,450)	(36,868)
1.09%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	12/08/20		12/08/50	USD	36,090	190,763	(590,589)	781,352

									$(185,174)	$(238,048)	$52,874

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio			Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(a)	Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month KRW CDC, 0.68%	Quarterly	1.00%	Quarterly	Citibank N.A.	03/17/21		03/17/26	KRW	32,294,095	$113,695	$—	$113,695
3-Month KRW CDC, 0.68%	Quarterly	1.01%	Quarterly	Bank of America N.A.	03/17/21		03/17/26	KRW	23,780,795	88,877	—	88,877
3-Month KRW CDC, 0.68%	Quarterly	0.99%	Quarterly	Citibank N.A.	03/17/21		03/17/26	KRW	1,180,820	3,601	—	3,601
3-Month KRW CDC, 0.68%	Quarterly	0.92%	Quarterly	Bank of America N.A.	03/17/21		03/17/26	KRW	1,429,950	39	—	39

										$206,212	$—	$206,212

(a)	Forward Swap.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$245,989,086	$—	$245,989,086
Common Stocks	—	—	1	1
Corporate Bonds	—	891,656,881	—	891,656,881
Foreign Agency Obligations	—	4,735,161	—	4,735,161
Municipal Bonds	—	14,457,620	—	14,457,620
Non-Agency Mortgage-Backed Securities	—	136,224,489	—	136,224,489
U.S. Government Sponsored Agency Securities	—	833,063,140	—	833,063,140
Short-Term Securities
Money Market Funds	116,357,898	—	—	116,357,898
Liabilities
Investments
TBA Sale Commitments	—	(94,234,854)	—	(94,234,854)

	$116,357,898	$2,031,891,523	$1	2,148,249,422

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,972	$—	$7,972
Interest Rate Contracts	592,178	2,057,045	—	2,649,223
Liabilities
Credit Contracts	—	(413,368)	—	(413,368)
Foreign Currency Exchange Contracts	—	(137,493)	—	(137,493)
Interest Rate Contracts	(1,427,050)	(1,797,959)	—	(3,225,009)

	$(834,872)	$(283,803)	$—	$(1,118,675)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

18

Schedule of Investments (unaudited) (continued) September 30, 2020	CoreAlpha Bond Master Portfolio

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

RB	Revenue Bond

SIBOR	Singapore Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	19